CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) (Unaudited) (Parenthetical)	Jun. 30, 2021
Statement of Stockholders' Equity [Abstract]
Amount of noncontrolling interest redeemed	50.00%